Other income (expenses), net - Summary of Details of Other income (expenses), net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Settlement of disputes in the renewal process	[1]	R$ 9,242	R$ 278,496
Tax credits	[1]	287,049	132,399	165,398
Gain (loss) on disposal of non-current assets and intangibles		7,295	30,610	(35,274)
Gain from bargain purchase (Note 9.3)		416,268
Reimbursement of natural gas loss in the process			26,945
Gain on compensation claims				50,284
Net effect of legal proceedings		(263,945)	(32,704)	(105,153)
Depreciation of right-of-use			(100,593)	(40,545)
Disposal of credit rights			(68,311)	410,000
Change in fair value of investment properties (note 11.5)		17,116
Loss on impairment (Note 12.2)			(143,984)
Other		(90,425)	54,011	(40,024)
Other (expense) income, net		R$ 382,600	R$ 176,869	R$ 404,686

[1]	Effect referring to the reversal of lease liabilities in dispute registered, related to labor credits from lawsuits for return, of subsidiary Rumo in the amount of R$52,963; and waiver of administrative and regulatory proceedings contemplated in the 7th Addendum to the Concession Agreement Renewal of the concession agreement of subsidiary Comgás in the amount of (R$43,721).